Prime Reserve Fund	07/01/2011 to 06/30/2012

ICA File Number: 811-2603
Registrant Name: T. Rowe Price Prime Reserve Fund, Inc.
Reporting Period: 07/01/2011 - 06/30/2012

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-2603

T. Rowe Price Prime Reserve Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street Baltimore, Maryland 21202

(Address of principal executive offices)

Edward C. Bernard
100 East Pratt Street
Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-3577

Date of fiscal year end: 5/31

Date of reporting period: 07/01/2011 to 06/30/2012

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) T. Rowe Price Prime Reserve Fund, Inc.

By (Signature and Title) /s/ Edward C. Bernard
Edward C. Bernard, Chairman of the Board - T. Rowe Price Funds

Date August 27, 2012

Prime Reserve Fund

WISCONSIN STATE HOUSING VRDN NOTES DUE MAY 1, 2030 Meeting Date: MAR 21, 2012 Record Date: Meeting Type: CONSENT
Ticker: N/A Security ID: 976904MZ2
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Consent to the proposed amendments.	Management	N/A	YES

END NPX REPORT